Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Principal Outstanding	$ 2,577,701	$ 2,390,689
Unamortized debt issuance cost	(26,763)	(27,141)
Total	2,550,938	2,363,548
Short-term debt	10,190	10,190
Non-current debt	$ 2,540,748	$ 2,353,358